CONDENSED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 125,059,189	$ 164,943,850
Amounts receivable	386,939	548,069
Prepaid expenses	266,353	158,875
Total Current Assets	125,712,481	165,650,794
Non-Current Assets
Deposits	514,711	32,927
Exploration and evaluation assets	194,128,594	152,412,555
Equipment	6,511,779	4,983,074
Total Non-current assets	201,155,084	157,428,556
TOTAL ASSETS	326,867,565	323,079,350
Current Liabilities
Accounts payable and accrued liabilities	5,966,921	2,905,179
Flow-through share premium liability	550,392	109,251
Total Current Liabilities	6,517,313	3,014,430
Non-current Liabilities
Deferred income tax liability	199,366	280,740
Deferred lease inducement	33,412	73,509
Convertible debentures	138,190,884	171,369,966
Total Non-current liabilities	138,423,662	171,724,215
TOTAL LIABILITIES	144,940,975	174,738,645
EQUITY
Share capital	208,711,135	196,311,184
Reserves	41,629,049	28,050,059
Accumulated other comprehensive income	97,675
Accumulated deficit	(85,143,089)	(88,038,390)
Total Equity, before non-controlling interests	165,294,770	136,322,853
Non-controlling interests	16,631,820	12,017,852
TOTAL EQUITY	181,926,590	148,340,705
TOTAL LIABILITIES AND EQUITY	$ 326,867,565	$ 323,079,350